Invested and working capital, Borrowings (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 16, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current [Abstract]
Other current debt		$ 1,200	$ 0
Total borrowings		1,200	0	$ 0
Borrowings [abstract]
Capital commitments		$ 2,419	$ 2,812
Sibanye Stillwater Limited [Member]
Borrowings [abstract]
Maturity period of term loan		30 days
Capital commitments	$ 490,000
Percentage of equity investment	50.00%
Percentage of interest rate		0.00%
Sibanye Stillwater Limited [Member] | Secured Overnight Financing Rate [Member]
Borrowings [abstract]
Percentage of interest rate		8.00%